Employee Benefits - Significant Actuarial Assumptions Used to Determine Present Value of Defined Benefit Obligations (Detail)	Mar. 31, 2018	Mar. 31, 2017
Japanese plans [member]
Disclosure of defined benefit plans [line items]
Discount rate	0.70%	0.80%
Rate of salary increase	1.70%	1.70%
Foreign plans [member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Discount rate	2.80%	2.80%
Rate of salary increase	2.50%	2.50%
Foreign plans [member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Discount rate	4.20%	4.40%
Rate of salary increase	3.00%	3.00%